Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Capital Appreciation Fund's recently concluded semiannual period coincided with one of the more anxiety-driven times in recent memory. Uncertainties generated by the Federal Reserve Board's interest-rate policy, the slowing pace of the economy, and the dramatic aftermath of the presidential election have all contributed to the general sense of unease. While your fund's performance reflects this environment, its returns were ahead of results for its benchmark index.

In the following report, your fund's managers -- Michael Arends, Joe Joseph and Tom Haslett -- affirm the fund's focus on individual stock selection and discuss the impact of recent market events. While the first half of your fund's 2001 fiscal year has presented them with many challenges, we are confident that the investments they have chosen will enable the fund to benefit as new opportunities arise. In the meantime, it is important to remember that uncertainties such as we are now experiencing are transitory and that maintaining a position throughout a volatile period is often one of the best ways to participate in a future recovery.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 16, 2001

REPORT FROM FUND MANAGEMENT

Michael K. Arends
Joseph P. Joseph
Thomas R. Haslett

The first six months of Putnam Capital Appreciation Fund's fiscal year represented a challenging time for stock market investors. At the start of the semiannual period, the markets were recovering after sharp declines in March and April. For the remainder of the period, however, volatility continued, especially for the types of high-growth stocks that led the market so dramatically in 1999. By the period's close on November 30, 2000, U.S. markets appeared on track to end 2000 with losses after five straight years of double-digit gains. While your fund was not able to sidestep the stock market declines completely, it outperformed its benchmark, the Russell 3000 Index, for the six-month period.

Total return for 6 months ended 11/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   -0.76%  -6.47%   -1.11%  -6.06%   -0.97%  -1.96%   -1.02%  -4.48%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* INDIVIDUAL STOCK SELECTION ESSENTIAL IN TURBULENT TIMES

Our focus on individual stocks rather than overall industry trends was a tremendous advantage in this market environment. All companies, regardless of their size, products, services, and industry, have an underlying long-term business worth. While a company's stock price may fluctuate, this underlying worth is crucial in evaluating its long-term growth potential. Once we have determined a company's intrinsic worth, we establish price targets for buying and selling the stock; these valuations are constantly monitored and adjusted by our investment team. We stay focused on individual stocks and stick with our decisions to buy, sell, or hold them, even when there is strong market sentiment to the contrary.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals       7.9%

Banking               6.8%

Financials            6.7%

Conglomerates         5.8%

Regional Bells        5.8%

Footnote reads:
*Based on net assets as of 11/30/00. Holdings will vary over time.


Our investment discipline was especially beneficial in the technology sector, where stocks were hardest hit, particularly during the final two months of the period. Because of our intensive company-by-company research, we had already considerably reduced the fund's exposure to technology stocks. Many stocks had been sold from the portfolio because they had reached our price targets. At the same time, a slowdown in PC sales and telecommunications equipment spending made us cautious in our outlook and hesitant to add many new technology stocks to the portfolio. Although the fund benefited from these decisions, it was still somewhat affected by the problems in the technology sector and the performance of several holdings suffered declines.

The volatility in the technology sector is best illustrated by the action of the Nasdaq Composite Index, a common measure of technology stock performance. As of the period's end, the Nasdaq had experienced 8 of its 10 largest one-day percentage gains in 2000, as well as 4 of its 10 largest losses. By the close of the semiannual period, our outlook for the technology sector remained cautious and the fund maintained its reduced position in technology stocks.

* FINANCIAL SERVICES HOLDINGS INCREASED; ENERGY, HEALTH-CARE STOCKS REMAINED STRONG

While the fund's technology holdings were reduced during the period, the financial services portion of the portfolio was increased. In our last report six months ago, we noted our belief that financial stocks were positioned to improve after the Federal Reserve Board had raised short-term interest rates six times in the past year in an effort to hold off inflation. Our outlook proved correct; economic reports showed that the Fed's rate increases were starting to have their desired effect and that economic growth was indeed slowing. Within this environment, the Fed held off implementing any additional rate increases -- a positive backdrop for financial services stocks.

"We stay focused on individual stocks and stick with our decisions to buy, sell, or hold them, even when there is strong market sentiment to the contrary."

-- Michael K. Arends, portfolio manager


Among the fund's largest financial holdings is the stock of Citigroup, Inc. This giant, broadly diversified company provides products and services for individuals and businesses in 101 countries and territories. We believe it is one of the best-managed financial services companies in the world, consistently looking out for the interests of its shareholders. Much of Citigroup's strength comes from its investment management services, including wealth management for high-net-worth clients, and its global presence, which may make it less susceptible to credit risks.

Fund holding Firstar Corporation is a well-managed regional bank company that we believe will benefit from its pending acquisition of U.S. Bancorp. The merger will allow Firstar to broaden its presence into fast-growing markets in western states. It will also expand the company's business lines to include brokerage and asset management services. The fund also profited from the stocks of mortgage-service companies Fannie Mae and Freddie Mac (Federal National Mortgage Corp. and Federal Home Loan Mortgage Corp.). These stocks performed extremely well in the wake of a Congressional review that resulted in very few changes to the way in which the companies operate. When we added the stocks to the portfolio, their prices were low in anticipation of proposed legislative reforms. Our discipline of focusing on their fundamentals and long-term capital appreciation potential, despite short-term price fluctuations, proved effective. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SBC Communications, Inc.
Regional Bells

General Electric Co.
Conglomerates

Merck & Co., Inc.
Pharmaceuticals

Citigroup, Inc.
Financial

Tyco International, Ltd.
Conglomerates

Cisco Systems, Inc.
Communications equipment

Microsoft, Inc.
Software

Verizon Communications
Regional Bells

Viacom, Inc., Class B
Entertainment

Exxon Mobil Corp.
Oil and gas

Footnote reads:
These holdings represent 21.0% of the fund's net assets as of 11/30/00. Portfolio holdings will vary over time.


In addition to the financial services sector, stocks in other slower-growth industries such as energy and health care performed well and boosted fund performance. At the start of 1999, health-care stocks suffered as investors focused on faster-growing industries. As this year progressed and market volatility intensified, investors returned to health-care stocks, which are perceived to be less vulnerable in market downturns. In the fund's portfolio, pharmaceutical stocks such as Merck & Co., Inc., Pharmacia Corp., and Pfizer, Inc. were particularly strong. The fund also was invested in the HMO industry, where pricing trends are improving, costs are coming under control, and enrollment growth is resuming.

* FOCUS ON STOCK SELECTION CONTINUES

As we enter the second half of fiscal 2001, we anticipate that the world economy may experience a deceleration from its recent growth patterns. Companies that perform well in a slower economic growth environment will likely represent a larger portion of the fund's holdings. These include companies that we expect will demonstrate earnings growth in more challenging conditions, such as fund holdings Coca-Cola Co. and Philip Morris Cos., Inc.

While no one can predict the markets' behavior for the next six months, we are approaching the new fiscal period with a commitment to our strict investment discipline. With the support of our talented equity research analysts, we will continue to scrutinize the portfolio on a company-by-company basis, seeking long-term potential in growing small, midsize, and large companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital appreciation through investments in equities chosen for their growth potential.

TOTAL RETURN FOR PERIODS ENDED 11/30/00

                    Class A          Class B         Class C         Class M
(inception dates)   (8/5/93)        (11/2/94)       (7/14/00)       (1/22/96)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -0.76%  -6.47%  -1.11%  -6.06%  -0.97%  -1.96%  -1.02%  -4.48%
------------------------------------------------------------------------------
1 year            0.04   -5.72   -0.68   -5.56   -0.58   -1.56   -0.46   -3.94
------------------------------------------------------------------------------
5 years          99.53   88.05   92.69   90.69   94.21   94.21   94.41   87.62
Annual average   14.82   13.46   14.02   13.78   14.20   14.20   14.22   13.41
------------------------------------------------------------------------------
Life of fund    238.53  219.08  221.19  221.19  229.34  229.34  225.90  214.62
Annual average   18.13   17.18   17.28   17.28   17.68   17.68   17.52   16.95
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/00

                    S&P 500   Russell Midcap  Russell 3000   Consumer
                     Index     Growth Index      Index      price index
-------------------------------------------------------------------------
6 months            -6.92%       -17.32%        -7.18%         1.57%
-------------------------------------------------------------------------
1 year              -4.22         -1.65         -3.18          3.44
-------------------------------------------------------------------------
5 years            135.29        115.33        122.86         13.26
Annual average      18.66         16.57         17.38          2.52
-------------------------------------------------------------------------
Life of fund       238.82        211.83        216.86         20.64
Annual average      18.14         16.77         17.06          2.59
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect, without which returns would have been lower. For a portion of this period, the fund was offered on a limited basis and had limited assets.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/00

                       Class A         Class B         Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)*                --              --              --            --
------------------------------------------------------------------------------
Share value:         NAV     POP        NAV             NAV        NAV    POP
------------------------------------------------------------------------------
5/31/00            $23.75  $25.20     $23.39             --     $23.47  $24.32
------------------------------------------------------------------------------
7/14/00+               --      --         --         $27.15         --      --
------------------------------------------------------------------------------
11/30/00            23.57   25.01      23.13          23.52      23.23   24.07
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception of class C shares.

TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                      Class A        Class B         Class C         Class M
(inception dates)    (8/5/93)       (11/2/94)       (7/14/00)       (1/22/96)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -5.38% -10.81%  -5.71%  -9.52%  -5.57%  -6.33%  -5.60%  -8.91%
------------------------------------------------------------------------------
1 year           -6.11  -11.49   -6.77  -10.54   -6.29   -7.05   -6.55   -9.82
------------------------------------------------------------------------------
5 years         103.09   91.44   96.12   94.12   98.81   98.81   98.05   91.07
Annual average   15.22   13.87   14.42   14.19   14.73   14.73   14.64   13.83
------------------------------------------------------------------------------
Life of fund    252.52  232.26  234.27  234.27  243.01  243.01  239.44  227.69
Annual average   18.53   17.59   17.69   17.69   18.10   18.10   17.93   17.37
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell Midcap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Russell 3000 Index* measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
November 30, 2000 (Unaudited)

COMMON STOCKS (98.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            146,300 True North Communications, Inc.                                                  $    5,221,081
            255,200 Valassis Communications, Inc. (NON)                                                   7,129,650
                                                                                                     --------------
                                                                                                         12,350,731

Aerospace/Defense (2.6%)
-------------------------------------------------------------------------------------------------------------------
            119,600 General Dynamics Corp.                                                                9,119,500
            759,000 Hexcel Corp.                                                                          7,068,188
            513,700 Precision Castparts Corp.                                                            18,140,031
            248,600 United Technologies Corp.                                                            17,603,988
                                                                                                      -------------
                                                                                                         51,931,707

Banking (6.8%)
-------------------------------------------------------------------------------------------------------------------
            123,100 Bank of New York Co., Inc.                                                            6,793,581
            258,200 Bank One Corp.                                                                        9,246,788
            208,600 Bank United Corp. Class A                                                            12,111,838
             92,500 Comerica, Inc.                                                                        4,815,781
             84,500 Commerce Bancorp, Inc.                                                                4,821,781
            423,750 Fifth Third Bancorp                                                                  22,723,594
            965,500 Firstar Corp.                                                                        18,706,563
            235,800 FleetBoston Financial Corp.                                                           8,842,500
            178,860 Greater Bay Bancorp                                                                   5,935,916
            215,000 M & T Bank Corp.                                                                     11,773,400
             95,600 State Street Corp.                                                                   12,332,400
            234,700 TCF Financial Corp.                                                                   9,549,356
            286,300 UnionBanCal Corp.                                                                     6,728,050
                                                                                                      -------------
                                                                                                        134,381,548

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            104,800 Coca-Cola Co.                                                                         6,563,100

Biotechnology (0.9%)
-------------------------------------------------------------------------------------------------------------------
             59,400 Amgen, Inc. (NON)                                                                     3,779,325
             49,400 Genentech, Inc. (NON)                                                                 3,362,288
            120,300 Guilford Pharmaceuticals, Inc. (NON)                                                  2,473,669
            124,000 Millennium Pharmaceuticals, Inc. (NON)                                                6,021,750
             85,800 Sangamo BioSciences, Inc. (NON)                                                       1,565,850
                200 Sequenom, Inc. (NON)                                                                      3,038
                                                                                                      -------------
                                                                                                         17,205,920

Cable Television (0.3%)
-------------------------------------------------------------------------------------------------------------------
            456,800 AT&T Corp. - Liberty Media Group Class A (NON)                                        6,195,350

Chemicals (0.9%)
-------------------------------------------------------------------------------------------------------------------
            116,400 Cytec Industries, Inc. (NON)                                                          4,023,075
            448,100 Dow Chemical Co.                                                                     13,695,056
                                                                                                      -------------
                                                                                                         17,718,131

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            250,800 Moody's Corp.                                                                         6,505,125
            265,200 TeleTech Holdings, Inc. (NON)                                                         5,055,375
                                                                                                      -------------
                                                                                                         11,560,500

Communications Equipment (4.6%)
-------------------------------------------------------------------------------------------------------------------
             16,900 Brocade Communications Systems, Inc. (NON)                                            2,838,144
            837,000 Cisco Systems, Inc. (NON)                                                            40,071,375
            265,000 Foundry Networks, Inc. (NON)                                                          9,771,875
            208,800 Harmonic, Inc. (NON)                                                                  1,566,000
            110,000 L-3 Communications Holdings, Inc. (NON)                                               7,108,750
            299,600 MCK Communications, Inc. (NON)                                                        1,741,425
            354,400 Nortel Networks Corp. (Canada)                                                       13,378,600
             93,900 Plantronics, Inc. (NON)                                                               3,673,838
            335,500 RadiSys Corp. (NON)                                                                   8,869,781
             45,600 Redback Networks, Inc. (NON)                                                          3,183,450
                200 Turnstone Systems, Inc. (NON)                                                             1,206
                                                                                                      -------------
                                                                                                         92,204,444

Computers (3.5%)
-------------------------------------------------------------------------------------------------------------------
            186,900 Ariba, Inc. (NON)                                                                    11,634,525
            262,100 EMC Corp.                                                                            19,493,688
             76,900 MapInfo Corp. (NON)                                                                   2,547,313
            126,800 Palm, Inc. (NON)                                                                      4,588,575
            425,800 Quantum Corp-DLT & Storage Systems. (NON)                                             5,748,300
            262,800 Sun Microsystems, Inc. (NON)                                                         19,989,225
            189,000 TIBCO Software, Inc. (NON)                                                            6,544,125
                                                                                                      -------------
                                                                                                         70,545,751

Conglomerates (5.8%)
-------------------------------------------------------------------------------------------------------------------
            174,300 Crane Co.                                                                             4,401,075
          1,079,205 General Electric Co.                                                                 53,488,098
            341,300 Honeywell International, Inc.                                                        16,638,375
            783,537 Tyco International, Ltd.                                                             41,331,577
                                                                                                      -------------
                                                                                                        115,859,125

Consumer Finance (0.4%)
-------------------------------------------------------------------------------------------------------------------
            132,100 Capital One Financial Corp.                                                           7,372,831

Consumer Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
            132,000 Avon Products, Inc.                                                                   5,494,500
            172,500 Colgate-Palmolive Co.                                                                10,134,375
            161,800 Kimberly-Clark Corp.                                                                 11,315,888
                                                                                                      -------------
                                                                                                         26,944,763

Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
             88,300 Korn/Ferry Intl. (NON)                                                                2,748,338
            365,700 Multex.com, Inc. (NON)                                                                3,371,297
            211,600 Watson Wyatt & Co. Holdings (NON)                                                     4,641,975
                                                                                                      -------------
                                                                                                         10,761,610

Electric Utilities (2.2%)
-------------------------------------------------------------------------------------------------------------------
            320,300 CMS Energy Corp.                                                                      8,908,344
            632,700 Entergy Corp.                                                                        26,019,788
            202,800 Reliant Energy, Inc.                                                                  7,959,900
                                                                                                      -------------
                                                                                                         42,888,032

Electrical Equipment (1.0%)
-------------------------------------------------------------------------------------------------------------------
            158,400 Avocent Corp. (NON)                                                                   7,286,400
            217,500 Rockwell International Corp.                                                          8,754,375
            241,800 Sensormatic Electronics Corp. (NON)                                                   4,322,175
                                                                                                      -------------
                                                                                                         20,362,950

Electronics (3.3%)
-------------------------------------------------------------------------------------------------------------------
            227,400 ACT Manufacturing, Inc. (NON)                                                         4,590,638
            100,640 Amphenol Corp. (NON)                                                                  5,371,660
            334,250 APW Ltd. (NON)                                                                       12,910,406
            350,940 DDi Corp. (NON)                                                                       7,720,680
            401,800 Intel Corp.                                                                          15,293,513
            150,900 Keithley Instruments, Inc.                                                            5,583,300
             92,300 Measurement Specialties, Inc. (NON)                                                   2,192,125
            142,700 PerkinElmer, Inc.                                                                    12,709,219
                                                                                                      -------------
                                                                                                         66,371,541

Energy (2.6%)
-------------------------------------------------------------------------------------------------------------------
            252,900 Baker Hughes, Inc.                                                                    8,361,506
             82,400 BJ Services Co. (NON)                                                                 4,387,800
            546,500 Global Marine, Inc. (NON)                                                            11,988,844
            154,500 Precision Drilling Corp. (Canada) (NON)                                               3,978,375
            354,800 Schlumberger, Ltd.                                                                   21,997,600
                                                                                                      -------------
                                                                                                         50,714,125

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
            257,700 Insituform Technologies, Inc. (NON)                                                   8,777,906

Entertainment (1.6%)
-------------------------------------------------------------------------------------------------------------------
            635,890 Viacom, Inc. Class B (NON)                                                           32,509,876

Financial (6.7%)
-------------------------------------------------------------------------------------------------------------------
            584,100 American Express Co.                                                                 32,088,994
            921,466 Citigroup, Inc.                                                                      45,900,525
            381,600 Fannie Mae                                                                           30,146,400
            418,600 Freddie Mac                                                                          25,299,138
                                                                                                      -------------
                                                                                                        133,435,057

Food (1.3%)
-------------------------------------------------------------------------------------------------------------------
            224,400 Heinz (H.J.) Co.                                                                     10,238,250
            170,400 Quaker Oats Co. (The)                                                                14,814,150
                                                                                                      -------------
                                                                                                         25,052,400

Health Care Services (3.9%)
-------------------------------------------------------------------------------------------------------------------
             68,700 Cardinal Health, Inc.                                                                 6,865,706
            182,500 CIGNA Corp.                                                                          24,044,375
             99,800 First Health Group Corp. (NON)                                                        4,696,838
            225,600 HCA -The Healthcare Co.                                                               9,348,300
            230,100 Tenet Healthcare Corp. (NON)                                                          9,793,631
            189,400 UnitedHealth Group Inc.                                                              22,218,988
                                                                                                      -------------
                                                                                                         76,967,838

Insurance (3.5%)
-------------------------------------------------------------------------------------------------------------------
            219,600 American General Corp.                                                               16,456,275
            273,375 American International Group, Inc.                                                   26,500,289
             43,400 Arthur J. Gallagher & Co.                                                             2,560,600
            232,530 Fidelity National Financial, Inc.                                                     5,566,187
            147,800 IPC Holdings, Ltd. (Bermuda)                                                          3,177,700
            223,000 Protective Life Corp.                                                                 5,352,000
            223,900 StanCorp Financial Group, Inc.                                                        9,683,675
                                                                                                      -------------
                                                                                                         69,296,726

Investment Banking/Brokerage (1.3%)
-------------------------------------------------------------------------------------------------------------------
             32,725 Goldman Sachs Group, Inc.                                                             2,687,541
            149,300 Legg Mason, Inc.                                                                      6,811,813
            279,300 Merrill Lynch & Co., Inc.                                                            16,164,488
                                                                                                      -------------
                                                                                                         25,663,842

Leisure Time (0.2%)
-------------------------------------------------------------------------------------------------------------------
            141,700 SCP Pool Corp. (NON)                                                                  3,825,900

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------------------------------------------
            299,600 Orient Express Hotel, Ltd. (NON)                                                      5,673,675

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
            195,750 Esterline Technologies Corp. (NON)                                                    3,829,359

Manufacturing (2.0%)
-------------------------------------------------------------------------------------------------------------------
            177,600 Flowserve Corp. (NON)                                                                 3,718,500
            328,200 Pentair, Inc.                                                                         9,251,138
            186,000 Shaw Group, Inc. (NON)                                                               11,462,250
            218,500 Stewart & Stevenson Services, Inc.                                                    4,615,813
            381,850 Thermo Electron Corp. (NON)                                                          11,073,650
                                                                                                      -------------
                                                                                                         40,121,351

Medical Technology (3.7%)
-------------------------------------------------------------------------------------------------------------------
            150,200 Allergan, Inc.                                                                       13,940,438
            141,000 Applera Corp-Applied Biosys Group                                                    11,650,125
            176,700 ArthroCare Corp. (NON)                                                                2,871,375
            228,518 ATS Medical, Inc.                                                                     2,913,605
             66,500 Avigen, Inc. (NON)                                                                    2,290,094
             66,100 Coherent, Inc. (NON)                                                                  1,916,900
             54,653 Cytyc Corp. (NON)                                                                     2,964,925
             82,800 DENTSPLY International, Inc.                                                          2,996,325
            327,900 St. Jude Medical, Inc. (NON)                                                         19,530,544
            487,900 Sybron International Corp. (NON)                                                     13,264,781
                                                                                                      -------------
                                                                                                         74,339,112

Metal Fabricators (0.3%)
-------------------------------------------------------------------------------------------------------------------
            423,900 RTI International Metals, Inc. (NON)                                                  5,537,194

Natural Gas Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
             75,400 Coastal Corp.                                                                         5,523,050
            299,915 Enron Corp.                                                                          19,419,496
                                                                                                      -------------
                                                                                                         24,942,546

Oil & Gas (4.1%)
-------------------------------------------------------------------------------------------------------------------
            173,800 Anadarko Petroleum Corp.                                                             10,341,100
            188,800 Apache Corp.                                                                          9,864,800
            449,100 Burlington Resources, Inc.                                                           18,328,894
            367,200 Exxon Mobil Corp.                                                                    32,313,600
            357,700 Noble Drilling Corp. (NON)                                                           10,306,231
                                                                                                      -------------
                                                                                                         81,154,625

Paper & Forest Products (1.9%)
-------------------------------------------------------------------------------------------------------------------
            507,000 Georgia-Pacific Group.                                                               12,770,063
            428,900 Packaging Corp. of America (NON)                                                      6,299,469
          1,044,300 Smurfit-Stone Container Corp. (NON)                                                  13,184,288
            123,100 Temple-Inland, Inc.                                                                   5,662,600
                                                                                                      -------------
                                                                                                         37,916,420

Pharmaceuticals (7.9%)
-------------------------------------------------------------------------------------------------------------------
            344,000 Abbott Laboratories                                                                  18,941,500
            161,600 Bristol-Myers Squibb Co.                                                             11,200,900
             52,945 Cell Therapeutics, Inc. (NON)                                                         2,263,399
             86,600 Inhale Therapeutic Systems, Inc. (NON)                                                3,334,100
            173,800 Johnson & Johnson                                                                    17,380,000
            521,300 Merck & Co., Inc.                                                                    48,317,994
             99,700 Noven Pharmaceuticals, Inc. (NON)                                                     2,517,425
             56,200 NPS Pharmaceuticals, Inc. (NON)                                                       2,177,750
            375,600 Pfizer, Inc.                                                                         16,643,775
            514,360 Pharmacia Corp.                                                                      31,375,960
             43,800 United Therapeutics Corp. (NON)                                                       2,121,563
                                                                                                      -------------
                                                                                                        156,274,366

Power Producers (0.3%)
-------------------------------------------------------------------------------------------------------------------
            359,600 Orion Power Holdings, Inc. (NON)                                                      6,787,450

Publishing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            142,000 Houghton Mifflin Co.                                                                  5,200,750

Regional Bells (5.8%)
-------------------------------------------------------------------------------------------------------------------
            627,900 BellSouth Corp.                                                                      26,254,069
            995,600 SBC Communications, Inc.                                                             54,695,968
            617,900 Verizon Communications                                                               34,718,256
                                                                                                      -------------
                                                                                                        115,668,293

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            105,400 Brinker International, Inc. (NON)                                                     4,308,225
            101,100 Cheesecake Factory (The) (NON)                                                        4,378,894
                                                                                                      -------------
                                                                                                          8,687,119

Retail (2.8%)
-------------------------------------------------------------------------------------------------------------------
            112,000 American Eagle Outfitters, Inc. (NON)                                                 4,935,000
            143,300 Coach, Inc. (NON)                                                                     3,170,513
            249,600 Duane Reade, Inc. (NON)                                                               7,066,800
             76,400 Kohl's Corp. (NON)                                                                    4,092,175
            352,400 RadioShack Corp.                                                                     16,518,750
            791,600 TJX Cos., Inc. (The)                                                                 20,284,750
                                                                                                      -------------
                                                                                                         56,067,988

Schools (0.4%)
-------------------------------------------------------------------------------------------------------------------
             79,000 Learning Tree International, Inc. (NON)                                               2,730,438
            126,260 Learning Tree International, Inc. 144A (NON)                                          4,363,861
                                                                                                      -------------
                                                                                                          7,094,299

Software (5.7%)
-------------------------------------------------------------------------------------------------------------------
            126,400 Adobe Systems, Inc.                                                                   8,010,600
            212,100 BEA Systems, Inc. (NON)                                                              12,421,106
            137,600 Documentum, Inc. (NON)                                                                5,289,000
             85,400 i2 Technologies, Inc. (NON)                                                           8,241,100
            160,400 MatrixOne, Inc. (NON)                                                                 1,764,400
            610,100 Microsoft Corp. (NON)                                                                35,004,488
            614,600 Oracle Corp. (NON)                                                                   16,286,900
            172,300 Siebel Systems, Inc. (NON)                                                           12,039,463
            160,650 VERITAS Software Corp. (NON)                                                         15,673,416
                                                                                                      -------------
                                                                                                        114,730,473

Technology Services (1.7%)
-------------------------------------------------------------------------------------------------------------------
            229,400 Carreker Corp. (NON)                                                                  5,276,200
            293,700 Electronic Data Systems Corp.                                                        15,547,744
             71,080 FactSet Research Systems, Inc.                                                        2,281,668
            371,400 SBS Techmologies Inc. (NON)                                                          10,259,925
                                                                                                     --------------
                                                                                                         33,365,537

Tobacco (0.6%)
-------------------------------------------------------------------------------------------------------------------
            335,100 Philip Morris Cos., Inc.                                                             12,796,630

Toys (0.5%)
-------------------------------------------------------------------------------------------------------------------
            892,500 Hasbro, Inc.                                                                         10,319,531

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
            686,000 Waste Management, Inc.                                                               16,421,125
                                                                                                     --------------
                    Total Common Stocks (cost $1,751,158,775)                                        $1,954,389,547


SHORT-TERM INVESTMENTS (2.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $       45,000 U.S. Treasury Note effective yield of zero %,
                    December 21, 2000                                                                $       44,841
         53,581,000 Interest in $849,938,000 joint repurchase agreement dated
                    November 30, 2000 with S.B.C. Warburg, Inc. due
                    December 1, 2000 with respect to various U.S. Government
                    obligations -- maturity value of $53,590,734 for an
                    effective yield of 6.54%                                                             53,581,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $53,625,841)                                  $   53,625,841
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,804,784,616) (b)                                      $2,008,015,388
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,988,036,495.

  (b) The aggregate identified cost on a tax basis is $1,819,399,460 resulting in gross unrealized appreciation and depreciation of $302,947,715 and $114,331,787, respectively, or net unrealized appreciation of $188,615,928.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,804,784,616) (Note 1)                                    $2,008,015,388
-------------------------------------------------------------------------------------------
Cash                                                                              2,246,238
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,253,637
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              937,044
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   45,812,665
-------------------------------------------------------------------------------------------
Total assets                                                                  2,058,264,972

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                          2,759
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 2,618
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 60,907,690
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        4,049,678
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,911,369
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          867,793
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        47,997
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,658
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,273,026
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              157,889
-------------------------------------------------------------------------------------------
Total liabilities                                                                70,228,477
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,988,036,495

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,426,836,784
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (4,907,771)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                           362,876,710
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      203,230,772
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,988,036,495

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($965,248,832 divided by 40,952,232 shares)                                          $23.57
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $23.57)*                              $25.01
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($958,782,502 divided by 41,450,899 shares)**                                        $23.13
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($935,168 divided by 39,764 shares)                                                  $23.52
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($63,069,993 divided by 2,714,559 shares)                                            $23.23
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $23.23)*                              $24.07
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended November 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,297)                                        $ 8,355,768
-------------------------------------------------------------------------------------------
Interest                                                                          1,322,824
-------------------------------------------------------------------------------------------
Total investment income                                                           9,678,592

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,964,236
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,663,497
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   17,772
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      9,022
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,348,004
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,260,650
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 1,918
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               276,838
-------------------------------------------------------------------------------------------
Other                                                                               379,658
-------------------------------------------------------------------------------------------
Total expenses                                                                   14,921,595
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (335,232)
-------------------------------------------------------------------------------------------
Net expenses                                                                     14,586,363
-------------------------------------------------------------------------------------------
Net investment loss                                                              (4,907,771)
-------------------------------------------------------------------------------------------
Net realized gain on investments (including realized gain of $18,728,438
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)               135,317,591
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     112,996
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                    (122)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                            (139,130,047)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (3,699,582)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $   (8,607,353)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      November 30           May 31
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $    (4,907,771) $   (10,992,316)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                      135,430,587      324,375,964
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (139,130,169)     (49,640,129)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (8,607,353)     263,743,519
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --       (4,849,044)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --               --
--------------------------------------------------------------------------------------------------
   Class M                                                                     --               --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --      (20,211,903)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (22,037,891)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (1,435,937)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (120,314,847)    (796,863,431)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (128,922,200)    (581,654,687)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,116,958,695    2,698,613,382
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $4,907,771 and $--, respectively)                          $1,988,036,495   $2,116,958,695
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                      Six months
                                        ended
Per-share                              Nov. 30
operating performance                (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $23.75       $21.93       $23.15       $18.76       $16.33       $12.24
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.01)(c)     (.02)(c)      .17(c)       .17(c)       .13(c)       .14
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        2.39         (.75)        4.77         3.48         4.37
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.18)        2.37         (.58)        4.94         3.61         4.51
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.10)        (.14)        (.09)        (.10)        (.13)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.45)        (.50)        (.46)       (1.08)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.55)        (.64)        (.55)       (1.18)        (.42)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $23.57       $23.75       $21.93       $23.15       $18.76       $16.33
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.76)*      10.65        (2.40)       26.67        22.91        37.57
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $965,249     $999,789   $1,246,913   $1,530,290     $525,804     $173,321
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .48*         .96          .93         1.03         1.20         1.29
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.04)*       (.10)         .77          .77          .79         1.05
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                137.75*      188.16        92.49        31.08        38.35        76.68
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions from net investment income amounted to less than $0.01 per share for class B.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                              Nov. 30
operating performance                (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $23.39       $21.66       $22.86       $18.59       $16.24       $12.19
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.10)(c)     (.18)(c)      .03(c)        --(c)        --(c)       .04
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)        2.36         (.73)        4.73         3.45         4.35
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.26)        2.18         (.70)        4.73         3.45         4.39
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --(d)        --(d)      (.02)        (.05)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.45)        (.50)        (.46)       (1.08)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.45)        (.50)        (.46)       (1.10)        (.34)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $23.13       $23.39       $21.66       $22.86       $18.59       $16.24
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.11)*       9.90        (2.99)       25.72        21.95        36.62
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $958,783   $1,047,040   $1,361,513   $1,723,054     $543,015     $153,905
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .83*        1.63         1.55         1.78         1.95         2.05
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.39)*       (.79)         .15          .02          .03          .30
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                137.75*      188.16        92.49        31.08        38.35        76.68
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions from net investment income amounted to less than $0.01 per share for class B.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------
                                   For the period
                                   July 14, 2000+
Per-share                            to Nov. 30
operating performance                (Unaudited)
-------------------------------------------------
                                        2000
-------------------------------------------------
Net asset value,
beginning of period                   $27.15
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (loss)(c)         (.07)
-------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.56)
-------------------------------------------------
Total from
investment operations                  (3.63)
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                         --
-------------------------------------------------
From net realized gain
on investments                            --
-------------------------------------------------
Total distributions                       --
-------------------------------------------------
Net asset value,
end of period                         $23.52
-------------------------------------------------
Total return at
net asset value (%)(a)                (13.37)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                          $935
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .65*
-------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.34)*
-------------------------------------------------
Portfolio turnover (%)                137.75*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions from net investment income amounted to less than $0.01 per share for class B.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                       For the period
Per-share                             Nov. 30                                                      Jan. 22, 1996+
operating performance               (Unaudited)                   Year ended May 31                   to May 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $23.47       $21.70       $22.91       $18.62       $16.29       $13.84
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)         (.07)        (.14)         .06          .06          .04          .02
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        2.36         (.73)        4.73         3.46         2.43
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.24)        2.22         (.67)        4.79         3.50         2.45
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.04)        (.04)        (.09)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.45)        (.50)        (.46)       (1.08)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.45)        (.54)        (.50)       (1.17)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $23.23       $23.47       $21.70       $22.91       $18.62       $16.29
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.02)*      10.07        (2.87)       26.04        22.28        17.70*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $63,070      $70,129      $90,187     $120,624      $34,763       $2,025
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .73*        1.46         1.43         1.53         1.70          .66*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.29)*       (.59)         .27          .28          .23          .16*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                137.75*      188.16        92.49        31.08        38.35        76.68
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions from net investment income amounted to less than $0.01 per share for class B.



NOTES TO FINANCIAL STATEMENTS
November 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that have been chosen for their long term growth potential.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 14, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than Class B shares and Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby the credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2000, the fund's expenses were reduced $335,232 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,899 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.95%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $109,525 and $9,785 from the sale of class A and class M shares, respectively and $784,400 and $0 in contingent deferred sales charges from redemptions of class B and class C shares respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $1,733 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,855,569,315 and $3,014,280,179, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At six months ended November 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,239,886       $ 109,850,111
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,239,886         109,850,111

Shares
repurchased                                 (5,385,760)       (139,713,130)
---------------------------------------------------------------------------
Net decrease                                (1,145,874)      $ (29,863,019)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,662,951       $ 161,189,930
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  935,912          23,893,586
---------------------------------------------------------------------------
                                             7,598,863         185,083,516

Shares
repurchased                                (22,351,830)       (533,202,060)
---------------------------------------------------------------------------
Net decrease                               (14,752,967)      $(348,118,544)
---------------------------------------------------------------------------

                                        Six months ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,848,234       $  47,779,838
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,848,234          47,779,838

Shares
repurchased                                 (5,162,749)       (132,243,873)
---------------------------------------------------------------------------
Net decrease                                (3,314,515)      $ (84,464,035)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,457,026       $  82,029,945
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  810,829          20,448,940
---------------------------------------------------------------------------
                                             4,267,855         102,478,885

Shares
repurchased                                (22,355,117)       (523,987,104)
---------------------------------------------------------------------------
Net decrease                               (18,087,262)      $(421,508,219)

---------------------------------------------------------------------------

                                              For the period July 14, 2000
                                           (commencement of operations) to
                                                         November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     43,185          $1,131,105
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                43,185           1,131,105

Shares
repurchased                                     (3,421)            (91,406)
---------------------------------------------------------------------------
Net increase                                    39,764          $1,039,699
---------------------------------------------------------------------------

                                        Six months ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    206,535        $  5,286,090
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               206,535           5,286,090

Shares
repurchased                                   (479,793)        (12,313,582)
---------------------------------------------------------------------------
Net decrease                                  (273,258)       $ (7,027,492)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    566,231        $ 13,515,701
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   54,591           1,380,612
---------------------------------------------------------------------------
                                               620,822          14,896,313

Shares
repurchased                                 (1,789,485)        (42,132,981)
---------------------------------------------------------------------------
Net decrease                                (1,168,663)       $(27,236,668)
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                         Purchase       Sales      Dividend       Market
Affiliates                 cost          cost        Income        Value
---------------------------------------------------------------------------
Name of affiliate
---------------------------------------------------------------------------
Merix Corp.             $1,751,192   $10,709,582    $    --       $    --

Note 6
New accounting pronouncement

In November 2000, the AICPA issue a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Award for Service nine times in the past ten years and has won the Intermediary Service Award for advisors all three years in which it has been given.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.


** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin Scott
Vice President

Michael K. Arends
Vice President and Fund Manager

Joseph P. Joseph
Vice President and Fund Manager

Thomas R. Haslett
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA002-67696  433/948/2BN  1/01